Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Statement of Operations and Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Feb. 18, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jul. 17, 2013	Dec. 27, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accretion expenses		$ (997)		$ (458)		$ (475)
Foreign exchange gain	(68,952)			340,014
Gain (loss) from discontinued operations, net of income taxes		(1,473,780)	[1]	(1,218,097)	[1]	(386,225)	[1]
Lomprom Rostov [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net						25,765		151,307
Gain (loss) from discontinued operations before income taxes						(455)		4,479
Income tax benefit						280		1,585
Gain (loss) from discontinued operations, net of income taxes						(175)		6,064
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net				18,595		37,010
Gain (loss) from discontinued operations before income taxes				(262)		(110,668)
Income tax benefit				209		2,239
Gain (loss) from discontinued operations, net of income taxes				(53)		(108,429)
Invicta Merchant Bar Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net				9,761		12,642
Gain (loss) from discontinued operations before income taxes				(13,303)		(3,588)
Gain (loss) from discontinued operations, net of income taxes				(13,303)		(3,588)
TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net						197,894			159,040
Gain (loss) from discontinued operations before income taxes						(71,787)			(1,370,570)
Income tax benefit						7,300			214,894
Gain (loss) from discontinued operations, net of income taxes						(64,487)			(1,155,676)
Southern Urals Nickel Plant (SUNP) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net		1,782		2,607		196,894
Cost of goods sold		(2,225)		(3,431)		(215,857)
Accretion expenses		(1,014)		(458)		(475)
Impairment of PPE, mineral license, goodwill				(965)		(101,227)
Selling, general and administrative expenses		(4,670)		(19,541)		(46,017)
Interest income and expenses, net		(95)		(3,159)		(12,027)
Foreign exchange gain		32,282		3,694		19
Other income and expenses		2,928		3,410		399
Gain (loss) from discontinued operations before income taxes		28,988		(17,843)		(178,291)
Income tax benefit						1,191
Gain (loss) from discontinued operations, net of income taxes		28,988		(17,843)		(177,100)
BCG Companies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net		10,762		164,837		240,126
Cost of goods sold		(23,768)		(214,148)		(262,036)
Selling, general and administrative expenses		(52,427)		(37,509)		(59,908)
Interest income and expenses, net		(3,755)		(3,879)		(5,895)
Other income and expenses		1,206		528		(639)
Gain (loss) from discontinued operations before income taxes		(67,982)		(90,171)		(88,352)
Income tax benefit		27,654		54,394		54,676
Loss recognised on classification as held for sale		(1,440,021)
Gain (loss) from discontinued operations, net of income taxes		$ (1,480,349)		$ (35,777)		$ (33,676)

[1]	See Note 4(c)